Derivative Warrant Liabilities (Details Narrative) - $ / shares		3 Months Ended	12 Months Ended
	Jun. 03, 2021	Mar. 31, 2023	Dec. 31, 2022	Feb. 02, 2023	Dec. 30, 2022	Dec. 01, 2022	Nov. 30, 2022	Jun. 03, 2022	Dec. 31, 2021
Share Price				$ 0.067	$ 0.067	$ 0.067	$ 0.067
Number of trading days on which fair market value of shares is reported		10 days	10 days
Public Warrants [Member]
Warrants outstanding		10,326,000	10,326,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.15
Threshold Period for Filling Registration Statement After Business Combinations		15 days	15 days
Maximum Threshold Period for Registration Statement to Become Effective After Business Combination		90 days	90 days
Public Warrants [Member] | Common Class A [Member]
Number of warrants in a unit	1	1	1
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50	$ 11.50
Share Price		$ 9.20	$ 9.20
Percentage of Gross New Proceeds to total Equity Proceeds Used to Measure Dilution of Warrant		60.00%	60.00%
Class of Warrant or Right Redemption of Warrants or Rights Threshold Consecutive Trading Days		20 days
Share Price Trigger Used to Measure Dilution of Warrant		$ 9.20	$ 9.20
Percentage of Gross Proceeds on total Equity Proceed		115.00%	115.00%
Stock Price Trigger for Redemption of Public Warrants In Dollars Per Share		$ 18.00	$ 18.00
Adjustment of Exercise Price of Warrants Based on Market Value and Newly Issued Price		180.00%	180.00%
Public Warrants expiration term		5 years	5 years
Private Placement Warrants [Member]
Warrants outstanding			6,217,700						4,668,800
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 1.00
Private Placement Warrants [Member] | Redemption of Warrants When Price Per Share of Class Common Stock Equals or Exceeds18.00 [Member]
Warrant redemption condition minimum share price		$ 18.00	$ 18.00
Redemption price per public warrant (in dollars per share)		$ 0.01	$ 0.01
Redemption period			30 days
class of warrant or right, redemption of warrants or rights, , threshold trading days			20 days